Document and Entity Information	Aug. 11, 2015
Risk/Return:
Document Type	497
Document Period End Date	Aug. 31, 2014
Registrant Name	EATON VANCE GROWTH TRUST
Central Index Key	0000102816
Amendment Flag	false
Document Creation Date	Aug. 11, 2015
Document Effective Date	Aug. 11, 2015
Prospectus Date	Jan. 01, 2015
Parametric Balanced Risk Fund | Investor Class
Risk/Return:
Trading Symbol	EAPBX
Parametric Balanced Risk Fund | Institutional Class
Risk/Return:
Trading Symbol	EIPBX